ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited		February 28, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)
CORPORATE BONDS AND NOTES 46.4%
Banking and Finance 14.6%
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (1)	3,310	3,317
Allstate Financial Global Funding, 5.25%, 2/1/07 (1)	4,315	4,319
Bank of America, 5.25%, 2/1/07	6,720	6,717
CIT Group, 4.899%, 8/15/08 (2)	5,035	5,034
CIT Group, 5.50%, 11/30/07	2,880	2,894
Citigroup, 5.75%, 5/10/06	5,760	5,770
Countrywide Home Loans, 4.125%, 9/15/09	6,720	6,453
Goldman Sachs Group, 4.655%, 7/2/07 (2)	2,880	2,881
HBOS Treasury Services, 3.125%, 1/12/07 (1)	7,680	7,523
HBSC Bank, 7.625%, 6/15/06	4,125	4,152
Household Finance, 5.75%, 1/30/07	4,155	4,177
ING Security Life Insurance, 2.70%, 2/15/07 (1)	8,640	8,441
International Lease Finance, 3.75%, 8/1/07	7,200	7,062
Islandsbanki HF, 4.76%, 10/15/08 (1)(2)	9,025	9,022
iStar Financial, 4.875%, 1/15/09	3,935	3,878
JP Morgan Chase, 3.125%, 12/11/06	5,565	5,482
Key Bank, 4.412%, 3/18/08	2,400	2,369
Keycorp, 4.70%, 5/21/09	2,015	1,986
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	4,795	4,629
Marshall & Ilsley Bank, 2.625%, 2/10/07	3,000	2,928
Marshall & Ilsley Bank, 3.80%, 2/8/08	4,795	4,682
Marshall & Ilsley Bank, 4.125%, 9/4/07	2,070	2,044
MassMutual Global Funding II, 3.25%, 6/15/07 (1)	6,170	6,030
Merrill Lynch, 5.51%, 3/2/09 (2)	6,720	6,722
Merrill Lynch, 7.00%, 3/15/06	215	215
Morgan Stanley Dean Witter, 6.10%, 4/15/06	3,310	3,315
National Rural Utilities, 3.875%, 2/15/08	8,885	8,678
Principal Life Income Funding, 5.20%, 11/15/10	1,800	1,797
Regions Bank, 2.90%, 12/15/06	5,410	5,312
SLM Corporation, 4.58%, 4/1/09 (2)	9,599	9,340
St. Paul Travelers Companies, 5.75%, 3/15/07	2,375	2,389
Swedish Export Credit, 2.875%, 1/26/07	5,775	5,662
Travelers Property Casualty, 3.75%, 3/15/08	1,695	1,644
U.S. Bank, 2.87%, 2/1/07	7,000	6,849
Vornado Realty, 4.50%, 8/15/09	3,600	3,485
Wachovia, 4.66%, 7/20/07 (2)	2,880	2,881
Wells Fargo, 4.20%, 1/15/10	9,120	8,810
World Savings Bank, F.S.B., 4.125%, 12/15/09	7,000	6,757
		185,646
Consumer Products and Services 9.1%
Abbott Laboratories, 5.625%, 7/1/06	4,055	4,065
Bunge Limited Finance, 4.375%, 12/15/08	5,715	5,559
Cargill, 6.25%, 5/1/06 (1)	6,240	6,253
Clorox, 4.614%, 12/14/07 (2)	3,600	3,604
Comcast Cable Communications, 8.375%, 5/1/07	5,280	5,466
Dayton Hudson, 7.50%, 7/15/06	2,400	2,422
Genentech, 4.40%, 7/15/10	5,575	5,422
General Mills, 6.449%, 10/15/06	6,755	6,805
Harrahs Operating, 7.50%, 1/15/09	4,895	5,134
Home Depot, 3.75%, 9/15/09	5,075	4,872
IBM, 2.375%, 11/1/06	5,280	5,189
IBM, 3.80%, 2/1/08	8,165	7,976
Jones Apparel Group, 7.875%, 6/15/06	2,495	2,513
Kraft Foods, 4.625%, 11/1/06	4,655	4,639
Kroger, 7.80%, 8/15/07	4,795	4,960
McCormick, 3.35%, 4/15/09	4,795	4,562
Medtronic, 4.375%, 9/15/10	6,400	6,210
Merck, 2.50%, 3/30/07	4,510	4,392
Oracle, 5.00%, 1/15/11 (1)	13,265	13,058
Safeway, 4.125%, 11/1/08	2,780	2,695
Viacom, 5.625%, 5/1/07	4,260	4,269
Wellpoint, 5.00%, 1/15/11	4,810	4,749
		114,814
Energy 2.2%
Amerada Hess, 7.375%, 10/1/09	3,410	3,647
BP Canada Finance B.V., 3.375%, 10/31/07	2,590	2,522
Devon Energy, 2.75%, 8/1/06	4,415	4,373
Encana, 4.60%, 8/15/09	5,375	5,280
Pemex Project Funding Master Trust, 5.791%, 6/15/10 (1)(2)	6,720	6,938
Premcor Refining, 6.75%, 2/1/11	4,960	5,208
		27,968
Industrial 5.2%
Alcoa, 4.25%, 8/15/07	2,375	2,347
American Honda Finance, 2.875%, 4/3/06 (1)	4,225	4,218
Caterpillar Financial Services, 4.50%, 9/1/08	6,240	6,139
Centex, 4.55%, 11/1/10	3,330	3,186
D.R. Horton, 4.875%, 1/15/10	3,245	3,131
DaimlerChrysler N.A. Holding, 4.75%, 1/15/08	4,795	4,733
Ford Motor Credit, 5.45%, 3/21/07 (2)	2,155	2,113
Ford Motor Credit, 6.50%, 1/25/07	2,640	2,614
GE Capital, 5.00%, 6/15/07	5,760	5,757
Hutchison Whampoa Finance, 6.95%, 8/1/07 (1)	4,300	4,402
John Deere Capital, 3.90%, 1/15/08	3,840	3,756
Lennar, 5.247%, 3/19/09 (2)	3,165	3,164
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	5,280	5,172
Praxair, 4.75%, 7/15/07	3,840	3,823
Pulte Homes, 4.875%, 7/15/09	3,240	3,165
Rio Tinto, 2.625%, 9/30/08	3,025	2,838
Tyco International, 5.80%, 8/1/06	5,950	5,963
		66,521
Media & Communications 5.6%
BellSouth, 4.874%, 11/15/07 (2)	4,995	4,996
Cox Enterprises, 4.375%, 5/1/08 (1)	5,900	5,742
Deutsche Telekom International Finance, 3.875%, 7/22/08	3,840	3,729
France Telecom, 7.45%, 3/1/06 (3)	5,855	5,856
News America Holdings, 7.375%, 10/17/08	5,565	5,841
SBC Communications, 4.951%, 11/14/08 (2)	4,510	4,509
Sprint Capital, 7.625%, 1/30/11	5,280	5,772
Telecom Italia Capital, 4.00%, 1/15/10	6,720	6,360
Telefonos de Mexico, 4.50%, 11/19/08	5,320	5,200
Telus, 7.50%, 6/1/07	4,795	4,919
Time Warner Entertainment, 7.25%, 9/1/08	5,900	6,138
Verizon Global Funding, 6.125%, 6/15/07	4,795	4,849
Verizon Wireless, 5.375%, 12/15/06	7,295	7,307
		71,218
Other 2.5%
European Investment Bank, 6.75%, 11/17/08 (NZD)	9,000	5,989
New South Wales Treasury Corp., Commonwealth of
Australia 8.00%, 3/1/08 (AUD)	8,045	6,261
Province of Ontario, 6.375%, 10/12/10 (NZD)	8,980	5,877
United Mexican States, 8.00%, 12/28/06 (MXN)	84,938	8,177
United Mexican States, 8.00%, 12/24/08 (MXN)	52,800	5,107
		31,411
Transportation Services 0.3%
Union Pacific, 5.75%, 10/15/07	3,840	3,869
		3,869
Utilities 6.9%
Alabama Power, 3.50%, 11/15/07	6,720	6,536
Appalachian Power, 4.851%, 6/29/07 (2)	3,215	3,222
CE Electric UK Funding, 6.995%, 12/30/07 (1)	2,275	2,307
Centerpoint Energy, 5.875%, 6/1/08	4,795	4,843
Dominion Resources, 4.125%, 2/15/08	2,880	2,816
Duke Capital, 4.302%, 5/18/06	5,760	5,753
Energy East, 5.75%, 11/15/06	5,520	5,537
Enterprise Products Operations, 4.00%, 10/15/07	3,600	3,521
FirstEnergy, 5.50%, 11/15/06	3,045	3,050
Kinder Morgan Finance, 5.35%, 1/5/11 (1)	6,220	6,178
Niagara Mohawk Power, 7.75%, 10/1/08	2,110	2,232
NiSource Finance, 5.344%, 11/23/09 (2)	6,240	6,254
Panhandle Eastern Pipeline, 2.75%, 3/15/07	5,758	5,612
Pepco Holdings, 5.50%, 8/15/07	4,795	4,806
Pinnacle West Capital, 6.40%, 4/1/06	2,205	2,207
PPL Capital Funding, 4.33%, 3/1/09	3,840	3,726
PSEG Power, 6.875%, 4/15/06	5,130	5,140
Sempra Energy, 5.24%, 5/21/08 (2)	5,230	5,243
Wisconsin Electric Power, 3.50%, 12/1/07	5,400	5,249
WPD Holdings, 6.875%, 12/15/07 (1)	2,590	2,648
		86,880

Total Corporate Bonds and Notes (Cost $596,862)		588,327

ASSET-BACKED SECURITIES 10.8%
Aesop Funding II, Series 2003-5A, Class A1
2.78%, 12/20/07 (1)	6,350	6,269
Bank One Auto Securitization Trust, Series 2003-1, Class A3
1.82%, 9/20/07	2,287	2,277
Capital Auto Receivables Asset Trust, Series 2004-1, Class
A4 2.64%, 11/17/08	8,645	8,399
Capital Auto Receivables Asset Trust, Series 2004-1, Class
CTFS 2.84%, 9/15/10	6,724	6,519
Capital Auto Receivables Asset Trust, Series 2006-1, Class
B 5.26%, 10/15/10	2,705	2,700
Citibank Credit Card Issuance Trust, Series 2001-A6, Class
A6 5.65%, 6/16/08	6,724	6,738
CNH Equipment Trust, Series 2003- B, Class A4B
3.38%, 2/15/11	6,507	6,361
GS Auto Loan Trust, Series 2004-1, Class A3, 2.13%,
11/15/07	1,468	1,459
Harley-Davidson Motorcycle Trust, Series 2003-3, Class A2
2.76%, 5/15/11	4,148	4,037
Harley-Davidson Motorcycle Trust, Series 2003-4, Class A2
2.69%, 4/15/11	4,390	4,272
Hertz Vehicle Finance, Series 2004-1, Class A2
2.38%, 5/25/08 (1)	12,008	11,679
Honda Auto Receivables Owner Trust, Series 2003-5, Class
A4 2.96%, 4/20/09	8,765	8,528
Household Affinity Credit Card, Series 2003-1, Class A
4.69%, 2/15/10	4,803	4,820
Hyundai Auto Receivables Trust, Series 2003-A, Class A4
3.02%, 10/15/10	1,700	1,654
John Deere Owner Trust, Series 2003-A, Class A3
1.79%, 4/16/07	166	166
John Deere Owner Trust, Series 2005-A, Class A4
4.16%, 5/15/12	2,215	2,164
M & I Auto Loan Trust, Series 2005-1, Class A, 4.86%,
3/21/11	6,300	6,278
Marriott Vacation Club Owner Trust, Series 2005-2, Class A
5.25%, 10/20/27 (1)	4,751	4,716
MBNA Master Credit Card Trust, Series 2000-D, Class A
4.77%, 9/15/09 (2)	10,182	10,214
Navistar Financial Owner Trust, Series 2003-B, Class A3
4.77%, 4/15/08 (2)	6,188	6,194
Nissan Auto Receivables Owner Trust, Series 2004-A, Class
A4 2.76%, 7/15/09	8,645	8,398
Onyx Acceptance Grantor Trust, Series 2005-A, Class A4
3.91%, 9/15/11	11,650	11,385
PP&L Transition Bond Company, Series 1999-1, Class A8
7.15%, 6/25/09	5,043	5,261
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17%, 2/15/11	6,800	6,636

Total Asset-Backed Securities (Cost $139,179)		137,124

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.5%

Banc of America Commercial Mortgage, CMO
Series 2003-1, Class A1, 3.878%, 9/11/36	4,090	3,916
Banc of America Commercial Mortgage, CMO
Series 2004-6, Class A1, 3.801%, 12/10/42	2,844	2,772
Bank of America Mortgage Securities, CMO
Series 2003-L, Class 2A2, 4.264%, 1/25/34 (2)	6,148	6,006
Bank of America Mortgage Securities, CMO
Series 2004-A, Class 2A2, 4.119%, 2/25/34 (2)	3,559	3,478
Bank of America Mortgage Securities, CMO
Series 2004-H, Class 2A2, 4.761%, 9/25/34 (2)	8,179	8,049
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6, 6.64%, 12/25/28	3,261	3,359
Bear Stearns Commercial Mortgage Securities, CMO
Series 1998-C1, Class A2, 6.44%, 6/16/30	4,475	4,583
Bear Stearns Commercial Mortgage Securities, CMO
Series 2004-PWR6, Class A1, 3.688%, 11/11/41	2,344	2,291
Bear Stearns Commercial Mortgage Securities, CMO
Series 2005-PWR9, Class A1, 4.498%, 9/15/42	7,026	6,914
Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, 4.95%, 10/25/32 (2)	979	981
Chase Funding Mortgage Loan
Series 2003-3, Class 1A6, 3.717%, 10/25/14	8,200	7,694
Citigroup Commercial Mortgage Trust, CMO
Series 2004-C2, Class A1, 3.787%, 10/15/41	1,868	1,820
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.70%, 2/25/35 (2)	8,975	8,793
Credit Suisse First Boston, CMO
Series 2005-C1, Class A2, 4.609%, 2/15/38	6,724	6,572
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, 4.831%, 8/25/35 (2)	4,899	4,825
DLJ Commercial Mortgage, CMO
Series 1999-CG2, Class A1B, 7.30%, 6/10/32	5,571	5,884
GE Capital Commercial Mortgage, CMO
Series 2005-C4, Class A1, 5.082%, 11/10/45	4,218	4,214
Greenwich Capital Commercial Funding, CMO
Series 2004-GG1A, Class A2, 3.835%, 6/10/36	6,429	6,280
JP Morgan Chase Commercial Mortgage Securities, CMO
Series 2005-LDP4, Class A1, 4.613%, 10/15/42	2,031	2,006
LB-UBS Commercial Mortgage Trust, CMO
Series 2003-C8, Class A1, 3.636%, 11/15/27	6,373	6,173
LB-UBS Commercial Mortgage Trust, CMO
Series 2006-C1, Class A1, 5.018%, 2/15/31	10,632	10,617
Morgan Stanley Dean Witter, CMO
Series 2002-TOP7, Class A1, 5.38%, 1/15/39	3,220	3,228
Residential Asset Mortgage Products
Series 2004-RZ3, Class AI2, 3.42%, 10/25/27 (2)	2,839	2,814
Residential Asset Mortgage Products, CMO
Series 2003-RZ2, Class A1, 3.60%, 4/25/33 (2)	2,025	1,932
Ryland-Mercury Savings Trust
Series 1998-MS2, Class A, 4.209%, 10/25/18 (2)	15	15
Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6, 7.25%, 2/25/15	422	429
Washington Mutual Mortgage Securities, CMO
Series 2004-AR1, Class A, 4.229%, 3/25/34 (2)	4,799	4,672
Total Non-U.S. Government Mortgage-Backed Securities (Cost $123,149)		120,317

U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 16.0%
U.S. Government Agency Obligations 15.2%
Federal Home Loan Mortgage
4.50%, 10/1/07	3,774	3,754
5.00%, 10/1/18 - 11/1/18	18,279	18,048
6.00%, 11/1/11 - 12/1/19	10,059	10,226
10.75%, 12/1/09	17	18
Federal Home Loan Mortgage, ARM
4.72%, 8/1/35	4,183	4,065
5.055%, 11/1/35	2,079	2,045
5.428%, 1/1/36	1,050	1,043
Federal Home Loan Mortgage, CMO
2.37%, 12/15/09	5,145	4,939
3.32%, 12/15/11	2,881	2,718
4.00%, 1/15/22	8,645	8,479
5.00%, 1/15/19 - 1/15/28	37,463	37,043
6.50%, 8/15/23	632	635
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	5,108	665
Federal National Mortgage Assn.
4.50%, 5/1/18 - 5/1/19	17,626	17,157
5.00%, 1/1/09 – 11/1/18	7,959	7,865
5.50%, 5/1/16 - 12/1/34	12,309	12,347
6.00%, 7/1/13 - 11/1/13	138	142
Federal National Mortgage Assn., ARM
3.821%, 10/1/33	10,349	10,293
4.00%, 11/1/17	23	23
4.324%, 12/1/16	4	4
4.344%, 3/1/19	3	3
4.44%, 10/1/17 - 3/1/18	22	22
4.446%, 7/1/27	121	122
4.482%, 3/1/20	16	16
4.546%, 5/1/17 - 11/1/20	97	97
4.685%, 9/1/35	7,991	7,772
4.75%, 6/1/18 - 7/1/18	20	20
5.008%, 5/1/24	19	20
5.319%, 12/1/35	1,758	1,747
5.376%, 12/1/35	2,199	2,192
5.455%, 1/1/19	102	103
5.537%, 12/1/35	3,416	3,414
5.695%, 12/1/35	1,132	1,137
5.707%, 1/1/36	2,212	2,224
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	9,606	9,341
4.00%, 5/25/16	4,803	4,660
5.00%, 1/25/20	6,364	6,263
5.50%, 5/25/27	11,522	11,527
6.00%, 6/25/16	75	75
9.00%, 1/25/08	365	370
		192,634
U.S. Government Obligations 0.8%
Government National Mortgage Assn.
6.00%, 7/15/17	1,890	1,938
7.00%, 9/15/12 - 12/15/13	1,846	1,919
8.00%, 5/15/07	18	18
9.50%, 8/15/09	1	1
10.00%, 11/15/09 - 10/20/20	33	37
10.50%, 11/15/15	13	14
11.00%, 4/20/14	2	2
11.25%, 7/15/13	24	27
11.50%, 3/15/10 - 12/15/15	228	249
11.75%, 8/15/13 - 9/15/13	87	96
Government National Mortgage Assn., CMO, 3.878%,
12/16/19	5,819	5,665
		9,966

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $207,321)		202,600

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE- BACKED) 10.5%
U.S. Government Agency Obligations 7.5%
Federal Farm Credit Bank, 1.875%, 1/16/07	28,960	28,206
Federal Home Loan Mortgage, 2.75%, 3/15/08	4,315	4,137
Federal Home Loan Mortgage, 3.55%, 11/15/07	10,000	9,771
Federal Home Loan Mortgage, 4.00%, 12/15/09	19,210	18,591
Federal National Mortgage Assn., 2.50%, 6/15/06	9,600	9,538
Federal National Mortgage Assn., 3.25%, 8/15/08	13,618	13,106
Federal National Mortgage Assn., 4.596%, 2/17/09 (2)	11,620	11,484
		94,833
U.S. Treasury Obligations 3.0%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	12,008	11,933
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	11,818	12,235
U.S. Treasury Notes, 3.50%, 5/31/07	10,565	10,408
U.S. Treasury Notes, 4.25%, 11/15/13	3,940	3,846
		38,422
Total U.S. Government Agency Obligations
(Excluding Mortgage- Backed) (Cost $135,390)		133,255
SHORT-TERM INVESTMENTS 6.1%
Money Market Funds 6.1%
T. Rowe Price Reserve Investment Fund, 4.58% (4)(5)	77,815	77,815
Total Short-Term Investments (Cost $77,815)		77,815
Total Investments in Securities
99.3% of Net Assets (Cost $1,279,716)		$ 1,259,438

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $118,232 and represents 9.3% of net assets.
(2)	Variable Rate; rate shown is effective rate at period-end
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CMO	Collateralized Mortgage Obligation
IO	Interest-Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Open Forward Currency Exchange Contracts at February 28, 2006 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
Morgan Stanley	3/14/06	USD	6,354	AUD	8,450	79
CS First Boston	4/10/06	USD	6,091	NZD	9,000	139
CS First Boston	4/10/06	USD	6,101	NZD	9,050	116

Net unrealized gain (loss) on open
forward currency exchange contracts						$ 334

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited	February 28, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2006, the cost of investments for federal income tax purposes was $1,279,716,000. Net unrealized loss aggregated $19,949,000 at period-end, of which $2,776,000 related to appreciated investments and $22,725,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended February 28, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $4,209,000, and the value of shares of the T. Rowe Price Reserve Funds held at February 28, 2006 and May 31, 2005 was $77,815,000 and $112,148,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/James S. Riepe
James S. Riepe
Principal Executive Officer

Date	April 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 24, 2006